ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Accounts receivable	$ 128,038	$ 178,580
Allowance for doubtful accounts	(34,366)	(31,064)
Accounts receivable, net	$ 93,672	$ 147,516